Share reserve - Summary of Number And Weighted Average Exercise Prices Of Other Equity Instruments (Detail) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Omnibus Equity Incentive Plan [Member] | RSU [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning of financial year	2,467,274	1,839,608	2,335,973
Granted during financial year	2,145,018	1,400,502	22,889
Vested during financial year	(1,406,623)	(704,784)	(497,556)
Share award forfeited	(497,830)	(68,052)	(21,698)
End of financial year	2,707,839	2,467,274	1,839,608
Non Executive Directors Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning of financial year	129,281	258,562	0
Granted during financial year	0	0	373,510
Vested during financial year	(129,281)	(129,281)	(114,948)
Share award forfeited	0	0	0
End of financial year	0	129,281	258,562